COST OF REVENUES (Tables)	12 Months Ended
Dec. 31, 2020
Cost Of Revenues
SCHEDULE OF COST OF REVENUES
	Year ended December 31
	2020	2019

Materials and other costs	$3,418	$-
Freights and customs	332	-
Depreciation	68	-
	$3,818	$-